Financial Assets and liabilities - Summary of Fair value of financial assets and financial liabilities that are not measured at fair value (but fair value disclosures are required) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Borrowings [member] | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 2	$ 2
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	610,973	539,786
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Borrowings [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	610,973	539,786
Fair Value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	560,409	567,381
Fair Value [member] | Borrowings [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 560,409	$ 567,381